Allowance for Loan and Lease Losses - Summary of Troubled Debt Restructurings (TDRs) Based Upon Delinquency Status (Detail) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($) Contract	Jun. 30, 2017 Contract	Jun. 30, 2018 USD ($) Contract	Jun. 30, 2017 Contract	Dec. 31, 2017 USD ($) Contract	Dec. 31, 2016 USD ($) Contract
Financing Receivable Modifications [Line Items]
Number of Contracts | Contract			13		15	8
Recorded Investment | $	$ 779		$ 779		$ 921	$ 407
Allowance attributable to TDRs | $	339		$ 339		$ 411	$ 3
Performing TDRs
Financing Receivable Modifications [Line Items]
Number of Contracts | Contract			4		5	4
Recorded Investment | $	196		$ 196		$ 270	$ 260
Nonperforming TDRs
Financing Receivable Modifications [Line Items]
Number of Contracts | Contract			9		10	4
Recorded Investment | $	$ 583		$ 583		$ 651	$ 147
Commercial and Industrial Loans
Financing Receivable Modifications [Line Items]
Number of Contracts | Contract	2	2	7	8	10	6
Commercial and Industrial Loans | Performing TDRs
Financing Receivable Modifications [Line Items]
Number of Contracts | Contract			2		5	2
Recorded Investment | $	$ 47		$ 47		$ 270	$ 88
1-4 Single Family Residential Loans | Real Estate
Financing Receivable Modifications [Line Items]
Number of Contracts | Contract	1		1			2
Recorded Investment | $	$ 149		$ 149			$ 172